SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Interest percentage	5.00%
Notes payable	$ 756,488	$ 40,000
Note Payable [Member]
Debt Instrument [Line Items]
Interest percentage	8.00%	8.00%
Maturity date	Dec. 31, 2021	Dec. 31, 2021
Note Payable [Member]
Debt Instrument [Line Items]
Interest percentage	2.00%	2.00%
Maturity date	Jul. 30, 2022
Notes payable	$ 250,000	$ 250,000